Note Payable (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020	Dec. 31, 2021	Dec. 31, 2022	May 08, 2023	Jul. 31, 2021	Jun. 30, 2021	Feb. 29, 2020
Short-Term Debt [Line Items]
Number of shares of stock issued				1,500,000
Number of shares issued, value			$ 103,985,045
Jet Token, Inc. [Member]
Short-Term Debt [Line Items]
Shares issued, price per share			$ 0.75
Jet Token, Inc. [Member] | 380 Software LLC [Member]
Short-Term Debt [Line Items]
Equity ownership percentage					50.00%
Jet Token, Inc. [Member] | Nonvoting Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares of stock issued				2,000,000
Shares issued, price per share				$ 0.75			$ 0.75	$ 0.30
Number of shares issued, value				$ 1,500,000
number of share options granted				2,000,000
options exercisable				$ 0.75
Jet Token, Inc. [Member] | StartEngine Primary, LLC [Member]
Short-Term Debt [Line Items]
Loan maximum borrowing capacity amount						$ 500,000
Loan amount drawn			$ 452,000
Loan remaining borrowing capacity amount			$ 194,727
Paycheck Protection Program Loan [Member] | Jet Token, Inc. [Member]
Short-Term Debt [Line Items]
Proceeds from loans	$ 86,360	$ 121,000
Loan description	Subject to the terms of the Note, the PPP Loan bore interest at a fixed rate of one percent (1%) per annum, with the first six months of interest and principal payments deferred, had an initial term of two years, and was unsecured and guaranteed by the Small Business Administration. The Company may apply to the Lender for forgiveness of the PPP Loan, with the amount which may be forgiven equal to the sum of payroll costs, covered rent, and covered utility payments incurred by the Company during the 24-week period beginning on February 18, 2021, calculated in accordance with the terms of the CARES Act. The Note provided for customary events of default including, among other things, cross-defaults on any other loan with the Lender. The PPP Loan may be accelerated upon the occurrence of an event of default. The PPP loan proceeds were used for payroll, covered rent and other covered payments. The PPP Loan was formally forgiven effective July 2021.	Subject to the terms of the Note, the PPP Loan bore interest at a fixed rate of one percent (1%) per annum, with the first six months of interest and principal payments deferred, had an initial term of two years, and was unsecured and guaranteed by the Small Business Administration. The Company may apply to the Lender for forgiveness of the PPP Loan, with the amount which may be forgiven equal to the sum of payroll costs, covered rent, and covered utility payments incurred by the Company during the 24-week period beginning on April 13, 2020, calculated in accordance with the terms of the CARES Act. The Note provided for customary events of default including, among other things, cross-defaults on any other loan with the Lender. The PPP Loan may be accelerated upon the occurrence of an event of default. The PPP loan proceeds were used for payroll, covered rent and other covered payments. The PPP Loan was formally forgiven effective January 2021.
Interest rate	1.00%	1.00%